GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. (the "Company" or "Gilat") and its subsidiaries (the "Group") is a global provider of Internet Protocol, or IP, based digital satellite communication and networking products and services. The Group designs, produces and markets or very small aperture terminals, or VSATs, and related VSAT network equipment. VSATs are earth based terminals that transmit and receive broadband, Internet, voice, data and video via satellite. VSAT networks combine a large central earth station, called a hub, with multiple remote sites (ranging from tens to thousands of sites), which communicate via satellite. In addition, following the acquisition of Raysat Antenna Systems ("RAS") on July 1, 2010, the Group develops and provides Satcom-on-the-Move antenna solutions. Following the acquisition of Wavestream Corp. ("Wavestream") on November 29, 2010, the Group develops and designs high power solid state amplifiers for military and commercial broadband communications, radar and imaging.

Gilat was incorporated in Israel in 1987 and launched its first generation VSAT in 1989. For a description of principal markets and customers, see Note 14.

Commencing in 2012, in accordance with the Company organizational changes instituted that year, the Company's business is managed and reported as three separate reportable segments, comprised of the Company's named Commercial, Defense and Services Divisions:

•
Commercial Division provides mainly VSAT networks, satellite communication products and associated professional services to service providers and operators worldwide, including consumer Ka-band initiatives worldwide.

•
Defense Division provides satellite communication products and solutions to defense and homeland security organizations worldwide and also includes, Wavestream, which provides its products mainly to defense and homeland security organizations.

•	Service Division comprised of service businesses in Peru and Colombia, which offer rural telephony and Internet access solutions.

In December 2, 2013, the Company sold its subsidiary, Spacenet Inc. or Spacenet, to SageNet of Tulsa, LLC for approximately $ 16,000, subject to certain post-closing adjustments and expenses that have not been concluded yet. The Company recorded a loss of $ 1,385 as a result of this sale. The Company previously provided managed network communications services through Spacenet utilizing satellite wireline and wireless networks and associated technology mainly in the United States. Spacenet was sold in order to allow the Company to better focus its assets and management attention on its core business strategy and strategic target markets.

Spacenet's operation was previously included in the Service Division segment. Following the sale, Spacenet's results of operations and statement of financial position balances are disclosed as a discontinued operation, including the resulting loss from the sale. All prior periods comparable results of operation, assets and liabilities have been retroactively included in discontinued operations.

b.	Discontinued Operation:

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation" when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its  component are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will have no significant continuing involvement in the operations of the component.

The major classes of assets and liabilities of Spacenet that were classified as discontinued operations were:

December 31,
2012

CURRENT ASSETS:
Restricted cash	$1,914
Trade receivables, net	8,254
Inventories	1,845
Other current assets	6,082

Total current assets of discontinued operations	18,095

LONG-TERM ASSETS
Long-term restricted cash	750
Long term trade receivables, receivables in respect of capital lease and other receivables	19,568
Property and equipment, net	7,536
Intangible assets	1,218
Goodwill	1,890

Total long term assets of discontinued operations	30,962

CURRENT LIABILITIES:
Trade payables	1,080
Accrued expenses	2,902
Other current liabilities	7,990

Total current liabilities of discontinued operations	11,972

LONG TERM LIABILITIES OF DISCONTINED OPERATIONS	6,234

Net assets of discontinued operations	$30,851

The results of the discontinued operations for the periods ended December 2, 2013 and the years ended 31, 2012 and 2011, are presented below:

	Period Ended December 2,	Year Ended December 31,
	2013	2012	2011

Revenues	$67,865	$76,797	$93,870

Cost of revenues	54,996	61,726	75,176

Gross profit	12,869	15,071	18,694

Operating costs and expenses:
Selling and marketing	7,753	7,643	11,153
General and administrative	11,758	10,457	11,306
Restructuring and other charges	-	-	1,451

Total operating expenses	19,511	18,100	23,910

Operating loss	(6,642)	(3,029)	(5,216)
Loss from disposal of subsidiary	(1,385)	-	-
Financial income (expenses), net	(255)	790	1,304

Loss before taxes on income	(8,282)	(2,239)	(3,912)

Taxes on income	38	31	87

Net loss	$(8,320)	$(2,270)	$(3,999)

c.	Impairment of goodwill and technology related to Wavestream

The continuing pressure on the Department of Defense (DoD) budget in the United State along with uncertainties regarding the DoD's future spending as well as other elements, were reflected in the reduction of Wavestream's revenues and operating results in 2012 and in 2011. This led the Company to evaluate the value of Wavestream's tangible and intangible assets based on the future undiscounted cash flows expected to be generated by the assets in accordance with ASC 360 "Property, Plant and Equipment". The projected undiscounted cash flows as of December 31, 2012 indicated that the carrying amount of the technology deemed to be impaired. In order to assess the amount of the impairment, the Company estimated the fair value of the technology using the discounted cash flow method and as a result the Company recorded an impairment loss of $ 7,948.

In addition, in accordance with ASC 350 "Intangibles - Goodwill and Others", the Company performed its annual goodwill impairment test as of December 31, 2013. As a result of such impairment test in 2013 no impairment loss was recorded. As of December 31, 2012 and December 31, 2011 the Company recorded goodwill impairment losses of $ 23,931 and $ 17,846, respectively, attributed to Wavestream reporting unit.

The material assumptions used for the income approach for 2013, 2012 and 2011 were five (5) years of projected cash flows, a long-term growth rate of 4% and a discount rate of 14.5%, 13.5% and 12.5%, respectively.

The impairment losses recorded in 2012 and in 2011 were recorded as part of "Impairment of goodwill and intangible assets" in the Statement of Operations and are attributed to the Defense segment.

d.
The Company depends on a major supplier to supply certain components and services for the production of its products or providing services. If this supplier fails to deliver or delays the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and, or, additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.